Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Key Management Personnel	The remuneration of members of key management personnel were as follows:
For the year ended December 31	2025	2024
	$	$
Management salaries and benefits	1,828,346	1,303,494
Share-based payments	1,743,059	302,191
	3,571,405	1,605,685